MATERIAL ACCOUNTING POLICIES - Basis of Presentation, Use of Estimates and Changes in Accounting Policies (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity | $		$ 121.5
Net profit (loss) | S/	S/ 7,082,654		S/ 5,623,252	S/ 4,959,878